o BT INSTITUTIONAL FUNDS o

                              -------------------
                                 INSTITUTIONAL
                              TREASURY MONEY FUND
                              -------------------

                                 ANNUAL REPORT
                                ---------------
                                DECEMBER o 1997

Institutional Treasury Money Fund

Table of Contents

            Letter to Shareholders                       3

            Institutional Treasury Money Fund
               Statement of Assets and Liabilities       4
               Statement of Operations                   4
               Statement of Changes in Net Assets        5
               Financial Highlights                      6
               Notes to Financial Statements             7
               Report of Independent Accountants         8

            Treasury Money Portfolio
               Schedule of Portfolio Investments         9
               Statement of Assets and Liabilities      11
               Statement of Operations                  11
               Statement of Changes in Net Assets       12
               Financial Highlights                     12
               Notes to Financial Statements            13
               Report of Independent Accountants        14

Institutional Treasury Money Fund

Letter to Shareholders

By staying disciplined to the purchase of high quality instruments and actively adjusting duration and sector allocation as market conditions changed, the manager of the Institutional Treasury Money Fund (the "Fund") was able to produce competitive yields. In fact, the Fund's annualized 7-day effective yield of 5.56% as of December 31, 1997 was higher than the 5.33% yield of the IBC Government Only-Institutional Only Money Funds average.* The 7-day current net yield was 5.42% for the Fund as of December 31, 1997.

MARKET ACTIVITY

For virtually the entire year, the pace of economic growth remained above-trend and inflation was low. Unemployment continued to fall, putting pressure on labor costs, but productivity improvement was strong enough to more than offset the rising costs. Against this exceptional backdrop, the money markets were rather quiet, with yields remaining relatively stable and the money market yield curve reasonably flat.

---------------------------------------
        Investment Instruments

Direct obligations of U.S. Treasury and
repurchase agreements collateralized by
U.S. Treasury obligations.
---------------------------------------

The only real interruption to this stability was early in the year. A rapidly growing economy in the first quarter, supported by strong consumer spending and home building, prompted the Federal Reserve Board to increase the Fed Funds rate from 5.25% to 5.50% on March 25, 1997--the first increase in over two years. Following this, inflationary pressures did not increase, signs pointed to a slowing economy, and the Federal Reserve Board remained on hold throughout the rest of the year. A high level of consumer confidence, strong employment gains and rising incomes further helped support the low price volatility within the money markets. During the fourth quarter, developments in the Far East overshadowed the ongoing favorable performance of the U.S. economy. However, to date, there has been little evidence of any meaningful impact of the turmoil abroad on domestic activity.

-----------------------------------------
               Objective

Seeks high current income consistent with
liquidity and preservation of capital.
-----------------------------------------

INVESTMENT REVIEW

We remained somewhat defensive, with a shorter-than-benchmark average maturity position, through much of the first quarter of 1997. Once the Federal Reserve Board raised rates in late March and economic growth began to wane in the second quarter, we moved to a neutral stance. We maintained a neutral to shorter-than-benchmark maturity throughout most of the rest of the year for two primary reasons. First, the Federal Reserve Board was seemingly on hold, and we saw no benefit in extending maturity along a flat yield curve. Second, repurchase agreement yields were higher than those of U.S. Treasuries during this period, and thus we increased the Portfolio's allocation to these shorter-term instruments. This strategy proved to be effective in producing highly competitive Fund returns.

-------------------
      Ratings
    S&P: AAAm**
    Moody's: AAA
-------------------

MANAGER OUTLOOK

As we enter 1998, the underlying fundamentals impacting the consumer--a tight labor market, low inflation, low interest rates and strong economic growth--are similar to those of most of 1997. Current data also supports the notion that the Federal Reserve Board is on hold. However, the Asian crisis still looms, as the delayed effect of the retrenchment in the region may still filter into the U.S. Given this scenario, we expect a continued flight to quality, which will allow short-term U.S. Treasuries to remain expensive to the repurchase agreement market for some time. Seeing no reason to extend at this time, we intend to maintain a short-to-neutral average maturity for the near term.

-------------------------------------------
        Status at December 31, 1997
      Seven day effective yield: 5.56%
         Average maturity: 39 days
        Net Assets: $1,852.6 million
-------------------------------------------

                    Diversification of Portfolio Investments

                      By Asset Type as of December 31, 1997
                     (percentages are based on market value)


               [Pie Chart Appears Here -- See Percentages Below]



U.S. Treasury
Bills 2%
                                    Repurchase
U.S. Treasury                       Agreements
Notes 18%                                  80%


We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

As always, we appreciate your ongoing support of the BT Institutional Treasury Money Fund, and we look forward to continuing to serve your investment needs for many years ahead.

                              /s/ Darlene M. Rasel
                              --------------------
                                Darlene M. Rasel
                            Portfolio Manager of the
                            Treasury Money Portfolio
                               December 31, 1997

----------------
* Past performance is not indicative of future results. Yields will vary. Yields quoted for money market funds most closely reflect the fund's current earnings. Although money market funds seek to maintain a share value of $1.00, there is no guarantee that they will be able to do so. Mutual funds are not bank deposits or obligations of any bank, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

** S&P evaluates a number of factors, including credit quality, market price exposure and management. Aaa ratings by Moody's are judged to be of an investment quality similar to Aaa-rated fixed income obligations. Ratings are subject to change and do not remove market risks.

Institutional Treasury Money Fund

Statement of Assets and Liabilities December 31, 1997

Assets
   Investment in Treasury Money Portfolio, at Value                                                                $ 1,850,584,969
   Prepaid Expenses                                                                                                          3,411
   Receivable for Shares of Beneficial Interest Subscribed                                                               2,550,000
                                                                                                                   ---------------
Total Assets                                                                                                         1,853,138,380
                                                                                                                   ---------------
Liabilities
   Due to Bankers Trust                                                                                                     77,340
   Dividends Payable                                                                                                       253,450
   Accrued Expenses                                                                                                        173,892
                                                                                                                   ---------------
Total Liabilities                                                                                                          504,682
                                                                                                                   ---------------
Net Assets                                                                                                         $ 1,852,633,698
                                                                                                                   ===============
Shares Outstanding ($0.001 par value per share, unlimited number of shares of beneficial interest authorized)        1,852,468,160
                                                                                                                   ===============
Net Asset Value, Offering and Redemption Price Per Share (net assets divided by shares outstanding)                         $ 1.00
                                                                                                                   ===============
Composition of Net Assets
   Paid-in Capital                                                                                                 $ 1,852,468,160
   Accumulated Net Realized Gain from Investment Transactions                                                              165,538
                                                                                                                   ---------------
Net Assets, December 31, 1997                                                                                      $ 1,852,633,698
                                                                                                                   ===============


--------------------------------------------------------------------------------

Statement of Operations For the year ended December 31, 1997

Investment Income
   Income Allocated from Treasury Money Portfolio, net        $    87,012,164
                                                              ---------------
Expenses
   Administration and Services Fees                                   819,884
   Printing and Shareholder Reports                                    11,500
   Registration Fees                                                  301,387
   Professional Fees                                                    9,310
   Trustees Fees                                                        8,140
   Miscellaneous                                                       26,464
                                                              ---------------
   Total Expenses                                                   1,176,685
   Less:  Expenses Absorbed by Bankers Trust                        (356,801)
                                                              ---------------
      Net Expenses                                                    819,884
                                                              ---------------
Net Investment Income                                              86,192,280
Net Realized Gain from Investment Transactions                          7,796
                                                              ---------------
Net Increase in Net Assets from Operations                    $    86,200,076
                                                              ===============


                   See Notes to Financial Statements on Page 7

Institutional Treasury Money Fund

Statement of Changes in Net Assets

                                                                                 For the             For the
                                                                               year ended          year ended
                                                                            December 31, 1997   December 31, 1996
                                                                            -----------------   -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                                                    $    86,192,280     $     65,341,410
   Net Realized Gain from Investment Transactions                                     7,796              145,965
                                                                            ---------------     ----------------
Net Increase in Net Assets from Operations                                       86,200,076           65,487,375
                                                                            ---------------     ----------------
Distributions to Shareholders
   Net Investment Income                                                        (86,192,280)         (65,341,410)
                                                                            ---------------     ----------------
Total Distributions                                                             (86,192,280)         (65,341,410)
                                                                            ---------------     ----------------
Capital Transactions in Shares of Beneficial Interest (at Net Asset Value of
  $1.00 per share)
   Proceeds from Sales of Shares                                             12,747,952,607       11,700,024,194
   Dividend Reinvestments                                                        50,201,504           29,490,927
   Cost of Shares Redeemed                                                  (12,369,833,138)     (11,630,425,440)
                                                                            ---------------     ----------------
Total Increase from Capital Transactions in Shares of Beneficial Interest       428,320,973           99,089,681
                                                                            ---------------     ----------------
Total Increase in Net Assets                                                    428,328,769           99,235,646
Net Assets
Beginning of Year                                                             1,424,304,929        1,325,069,283
                                                                            ---------------     ----------------
End of Year                                                                 $ 1,852,633,698     $  1,424,304,929
                                                                            ===============     ================

                  See Notes to Financial Statements on Page 7

Institutional Treasury Money Fund

Financial Highlights

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the years indicated for the Institutional Treasury Money Fund.

                                                                           For the years ended December 31,
                                                               ---------------------------------------------------------
                                                               1997         1996         1995          1994         1993
                                                               ----         ----         ----          ----         ----
Per Share Operating Performance:

Net Asset Value, Beginning of Year                           $  1.00      $  1.00      $  1.00      $   1.00     $   1.00
                                                             -------      -------      -------      --------     --------
Income from Investment Operations
   Net Investment Income                                        0.05         0.05         0.06          0.04         0.03
   Net Realized Gain (Loss) from Investment Transactions        0.00+        0.00+        0.00+        (0.00)+       0.00+
                                                             -------      -------      -------      --------     --------
Total from Investment Operations                                0.05         0.05         0.06          0.04         0.03
                                                             -------      -------      -------      --------     --------
Distributions to Shareholders
   Net Investment Income                                       (0.05)       (0.05)       (0.06)        (0.04)       (0.03)
   Net Realized Gain from Investment Transactions                 --           --        (0.00)+          --        (0.00)+
                                                             -------      -------      -------      --------     --------
   Total Distributions                                         (0.05)       (0.05)       (0.06)        (0.04)       (0.03)
                                                             -------      -------      -------      --------     --------
Net Asset Value, End of Year                                 $  1.00      $  1.00      $  1.00      $   1.00     $   1.00
                                                             =======      =======      =======      ========     ========
Total Investment Return                                         5.42%        5.22%        5.71%         3.92%        2.94%
Supplemental Data and Ratios:
   Net Assets, End of Year (000s omitted)                    $1,852,634   $1,424,305   $1,325,069   $ 182,101    $ 143,966
   Ratios to Average Net Assets:
      Net Investment Income                                     5.26%        5.10%        5.53%         3.97%        2.88%
      Expenses, Including Expenses of the
        Treasury Money Portfolio                                0.25%        0.25%        0.25%         0.25%        0.25%
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust              0.02%        0.01%        0.07%         0.04%        0.03%

--------------
+  Less than $0.01 per share.


                  See Notes to Financial Statements on Page 7

Institutional Treasury Money Fund

Notes to Financial Statements

Note 1--Organization and Significant Accounting Policies

A. Organization

BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Institutional Treasury Money Fund (the "Fund") is one of the institutional funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on July 25, 1990. The Fund invests substantially all of its assets in the Treasury Money Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 1997, the Fund's investment was approximately 87% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B. Investment Income

The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. Dividends

It is the Fund's policy to declare dividends daily and pay monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually.

D. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute its income to shareholders. Therefore, no federal income tax provision is required.

E. Other

The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2 - Fees and Transactions with Affiliates

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Fund's average daily net assets. For the year ended December 31,1997, this fee aggregated $819,884.

On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Prior to September 30, Signature Broker-Dealer Services, Inc. ("Signature") was the Trust's distributor. Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Edgewood, and previously Signature, may seek reimbursement at an annual rate not exceeding 0.10 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the year ended December 31, 1997, there were no reimbursable expenses incurred under this agreement. The Fund does not intend to charge 12b-1 fees in the future.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.05 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and 0.25 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the year ended December 31, 1997, expenses of the Fund have been reduced by $356,801.

Certain officers of the Fund are also directors, officers and/or employees of Edgewood. None of the officers so affiliated received compensation for services as officers of the Fund.

Institutional Treasury Money Fund

Report of Independent Accountants

To the Trustees of BT Institutional Funds and Shareholders of the Institutional Treasury Money Fund:

We have audited the accompanying statement of assets and liabilities of the Institutional Treasury Money Fund (one of the Funds comprising BT Institutional Funds) as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Institutional Treasury Money Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.


                                                        Coopers & Lybrand L.L.P.

Kansas City, Missouri
February 18, 1998

Treasury Money Portfolio


Schedule of Portfolio Investments December 31, 1997


  Principal
   Amount                            Description                                                        Value
  ---------                          -----------                                                        -----
                  UNITED STATES TREASURY BILL - 2.09%
$45,000,000          5.37%, 4/30/98
                     (Amortized Cost $44,201,212)                                                   $ 44,201,212
                                                                                                    ------------

                  UNITED STATES TREASURY NOTES - 18.10%
 102,000,000         5.875%, 4/30/98                                                                 102,118,251
  39,000,000         6.125%, 5/15/98                                                                  39,088,605
  72,000,000         8.25%, 7/15/98                                                                   72,992,609
 125,000,000         4.75%, 8/31/98                                                                  124,286,639
  45,000,000         6.125%, 8/31/98                                                                  45,132,856
                                                                                                    ------------

Total U.S. Treasury Notes (Amortized Cost $383,618,960)                                              383,618,960
                                                                                                    ------------

                  REPURCHASE AGREEMENTS - 79.42%
200,000,000       Open Tri-party Repurchase Agreement with Canadian Imperial
                    Bank, Dated 12/31/97, Daily Variable Rate, Principal amount of $200,000,000, Interest amount varies dependent on rate,
                    Due 1/02/98, (Collateralized by U.S. Treasury Notes, Par
                    Value of $175,715,000, Coupon rates of 5.87% to 7.50%, Due
                    5/31/99 to 5/15/07, Value of $189,646,535; U.S. Treasury
                    Bonds, Par Value of $8,955,000, Coupon rate 11.25%, Due
                    2/15/15, Value of $14,356,007)                                                   200,000,000

  90,000,000      Tri-party Repurchase Agreement with Chase Manhattan Bank,
                    Dated 12/31/97, Daily Variable Rate, Principal amount of
                    $90,000,000, Interest amount varies dependent on rate, Due
                    1/02/98, (Collateralized by U.S. Treasury Bonds, Par Value
                    of $62,891,000, Coupon rates of 9.25% to 13.375%, Due from
                    8/15/01 to 2/15/16, Value of $91,803,492)                                         90,000,000

  50,000,000      Tri-party Repurchase Agreement with Citibank, Dated
                    12/31/97, 6.35%, Principal & Interest in the amount of
                    $50,017,639, Due 1/02/98, (Collateralized by U.S. Treasury
                    Notes, Par Value of $47,495,000, Coupon rates of 8.00% to
                    9.25%, Due 8/15/98 to 5/15/01, Value of $51,007,225)                              50,000,000

  90,000,000      Open Tri-party Repurchase Agreement with Deutsche Bank,
                    Dated 12/30/97, Daily Variable Rate, Principal amount of
                    $90,000,000, Interest amount varies dependent on rate, Due
                    12/31/99, (Collateralized by U.S. Treasury Bonds, Par Value
                    of $2,616,000, Coupon rates of 8.125% to 13.25%, Due from
                    5/15/14 to 8/15/19, Value of $3,795,588; U.S. Treasury
                    Notes, Par Value of $83,036,000, Coupon rates of 4.75% to
                    8.875%, Due from 10/31/98 to 2/15/05, Value of $87,582,676;
                    U.S. Treasury Strips, Par Value of $1,747,000, Due 5/15/17
                    to 2/15/25, Value of $422,218)                                                    90,000,000

  10,000,000      Tri-party Repurchase Agreement with First Boston, Dated
                    12/31/97, 5.90%, Principal & Interest in the amount of
                    $10,003,278, Due 1/02/98 (Collateralized by U.S. Treasury
                    Strips, Par Value $21,749,100, Due 5/15/10 to 5/15/16, Value
                    of $10,348,495)                                                                   10,000,000

  90,000,000      Tri-party Repurchase Agreement with First Boston, Dated
                    12/04/97, 5.68%, Principal & Interest in the amount of
                    $90,028,400, Due 1/02/98 (Collateralized by U.S. Treasury
                    Bonds, Par Value of $86,052,000, Due 11/15/26, Value of
                    $92,026,724)                                                                      90,000,000

  60,982,167      Tri-party Repurchase Agreement with Goldman Sachs, Dated
                    12/31/97, 5.20%, Principal & Interest in the amount of
                    $60,999,784, Due 1/02/98 (Collateralized by U.S. Treasury
                    Note, Par Value of $62,300,620, Coupon rates of 5.625% to
                    6.125%, Due from 12/31/02 to 11/15/27, Value of $62,201,864)                      60,982,167

 132,282,394      Tri-party Repurchase Agreement with Goldman Sachs, Dated
                    12/31/97, 5.00%, Principal & Interest in the amount of
                    $132,319,139, Due 1/02/98 (Collateralized by U.S. Treasury
                    Note, Par Value of $135,142,380, Coupon rates of 5.625% to
                    6.125%, Due from 12/31/02 to 11/15/27, Value of
                    $134,928,160)                                                                    132,282,394

                  See Notes to Financial Statements on Page 13

Treasury Money Portfolio

Schedule of Portfolio Investments December 31, 1997


  Principal
   Amount                            Description                                                  Value
  ---------                          -----------                                                  -----
$ 10,000,000      Tri-party Repurchase Agreement with J.P. Morgan, Dated
                    12/31/97, 5.00%, Principal & Interest in the amount of
                    $10,002,778, Due 1/02/98, (Collateralized by U.S. Treasury
                    Bills, Par Value of $10,025,000, Coupon rate of 6.00%, Due
                    9/30/98, Value of $10,353,305)                                           $   10,000,000

  90,000,000      Tri-party Repurchase Agreement with J.P. Morgan, Dated
                    12/31/97, 6.25%, Principal & Interest in the amount of
                    $90,031,250, Due 1/02/98, (Collateralized by U.S. Treasury
                    Bills, Par Value of $60,645,000, Coupon rate of 12.00%, Due
                    8/15/13, Value of $94,875,627)                                               90,000,000

  90,000,000      Tri-party Repurchase Agreement with Merrill Lynch, Dated
                    12/31/97, 6.50%, Principal & Interest in the amount of
                    $90,032,500, Due 1/02/98, (Collateralized by U.S. Treasury
                    Bonds, Par Value of $62,691,000, Coupon rates of 9.75% to
                    13.375%, Due from 8/15/01 to 11/15/17, Value of $91,803,492)
                                                                                                 90,000,000

 100,000,000      Tri-party Repurchase Agreement with Morgan Stanley, Dated
                    11/10/97, 5.58%, Principal & Interest in the amount of
                    $100,031,000, Due 1/09/98, (Collateralized by U.S. Treasury
                    Notes, Par Value of $100,145,000, Coupon rate of 8.125%, Due
                    8/31/98, Value of $102,511,653)                                             100,000,000

  90,000,000      Open Tri-party Repurchase Agreement with Nesbitt Burns,
                    Dated 12/31/97, Daily Variable Rate, Principal in the amount of $90,000,000, Interest amount varies dependent on rate,
                    Due 1/02/98, (Collateralized by U.S. Treasury Strips, Par
                    Value of $4,346,000, Due 5/15/05, Value of $2,832,445; U.S.
                    Treasury Principal Strip, Par Value of $115,536,000, Due
                    from 11/15/01 to 5/15/05, Value of $88,967,860)                              90,000,000

 150,000,000      Tri-party Repurchase Agreement with Swiss Bank, Dated
                    12/31/97, 6.50%, Principal & Interest in the amount of
                    $150,054,167, Due 1/02/98, (Collateralized by U.S. Treasury
                    Notes, Par Value of $1,100,000, Coupon rate of 6.75%, Due
                    4/30/00, Value of $1,136,215; U.S. Treasury Bonds, Par Value
                    of $80,022,000, Coupon rates of 6.25% to 12.50%, Due from
                    11/15/09 to 11/15/26, Value of $101,238,567; U.S. Treasury
                    Bills, Par Value of $5,289,000, Due from 2/05/98 to
                    11/12/98, Value of $5,078,358.28; U.S. Treasury Strips, Par
                    Value of $69,393,000, Due from 5/15/01 to 2/15/08, Value of
                    $46,578,621)                                                                150,000,000

  90,000,000      Tri-party Repurchase Agreement with Swiss Bank, Dated
                    12/31/97, 6.55%, Principal & Interest in the amount of
                    $90,032,750, Due 1/02/98, (Collateralized by U.S. Treasury
                    Strips, Par Value of $59,203,000, Due from 8/15/01 to
                    2/15/05, Value of $42,091,702; U.S. Treasury Principal
                    Strip, Par Value of $50,000,000, Due 2/15/98, Value of
                    $49,644,150)                                                                 90,000,000

 250,000,000      Tri-party Repurchase Agreement with UBS, Dated 12/31/97,
                    6.50%, Principal & Interest in the amount of $250,090,278,
                    Due 1/02/98, (Collateralized by U.S. Treasury Notes, Par
                    Value of $252,113,000, Coupon rates of 5.625% to 7.875%, Due
                    from 10/15/99 to 12/31/99, Value of $255,000,007)                           250,000,000

  90,000,000      Tri-party Repurchase Agreement with Westdeutsche, Dated
                    12/31/97, 6.65%, Principal & Interest in the amount of
                    $90,033,250, Due 1/02/98, (Collateralized by U.S. Treasury
                    Notes, Par Value of $91,500,000, Coupon rate of 6.25%, Due
                    6/30/98, Value of $91,830,315)                                               90,000,000
                                                                                             --------------

Total Repurchase Agreements (Amortized Cost $1,683,264,561)                                   1,683,264,561
                                                                                             --------------
Total Investments
(Amortized Cost $2,111,084,733)                                                    99.61%    $2,111,084,733
Other Assets Less Liabilities                                                       0.39%         8,215,204
                                                                                  ------     --------------
Net Assets                                                                        100.00%    $2,119,299,937
                                                                                  ======     ==============


                   See Notes to Financial Statements on Page 13

Treasury Money Portfolio

Statement of Assets and Liabilities December 31, 1997

Assets
   Investments, at Value (including repurchase agreements amounting to $1,683,264,561)           $ 2,111,084,733
   Cash                                                                                                   80,704
   Interest Receivable                                                                                 8,513,056
   Prepaid Expenses and Other                                                                             17,528
                                                                                                 ---------------
Total Assets                                                                                       2,119,696,021
                                                                                                 ---------------
Liabilities
   Due to Bankers Trust                                                                                  381,261
   Accrued Expenses and Other                                                                             14,823
                                                                                                 ---------------
Total Liabilities                                                                                        396,084
                                                                                                 ---------------
Net Assets                                                                                       $ 2,119,299,937
                                                                                                 ===============
Composition of Net Assets
   Paid-in capital                                                                               $ 2,119,299,937
                                                                                                 ---------------
Net Assets, December 31, 1997                                                                    $ 2,119,299,937
                                                                                                 ===============

--------------------------------------------------------------------------------

Statement of Operations For the year ended December 31, 1997

Investment Income
   Interest                                                                                      $   112,303,220
                                                                                                 ---------------
Expenses
   Advisory Fees                                                                                       3,067,422
   Administration and Services Fees                                                                    1,022,474
   Professional Fees                                                                                      28,450
   Trustees Fees                                                                                           2,075
   Miscellaneous                                                                                          30,088
                                                                                                 ---------------
   Total Expenses                                                                                      4,150,509
   Less: Expenses Absorbed by Bankers Trust                                                              (60,612)
                                                                                                 ---------------
      Net Expenses                                                                                     4,089,897
                                                                                                 ---------------
Net Investment Income                                                                                108,213,323
                                                                                                 ---------------
Net Realized Gain from Investment Transactions                                                             7,627
                                                                                                 ---------------
Net Increase in Net Assets from Operations                                                       $   108,220,950
                                                                                                 ===============

                  See Notes to Financial Statements on Page 13

Treasury Money Portfolio

Statement of Changes in Net Assets


                                                                                 For the             For the
                                                                               year ended          year ended
                                                                            December 31, 1997   December 31, 1996
                                                                            -----------------   -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                                                   $    108,213,323    $     95,531,341
   Net Realized Gain from Investment Transactions                                     7,627             217,057
                                                                           ----------------    ----------------
Net Increase in Net Assets from Operations                                      108,220,950          95,748,398
                                                                           ----------------    ----------------
Capital Transactions
   Proceeds from Capital Invested                                            12,977,569,030      13,280,023,129
   Value of Capital Withdrawn                                               (12,946,202,889)    (13,337,140,277)
                                                                           ----------------    ----------------
Net Increase (Decrease) in Net Assets from Capital Transactions                  31,366,141         (57,117,148)
                                                                           ----------------    ----------------
Total Increase in Net Assets                                                    139,587,091          38,631,250
Net Assets
Beginning of Year                                                             1,979,712,846       1,941,081,596
                                                                           ----------------    ----------------
End of Year                                                                $  2,119,299,937    $  1,979,712,846
                                                                           ================    ================

--------------------------------------------------------------------------------

Financial Highlights

Contained below are selected ratios and supplemental data for each of the years indicated for the Treasury Money Portfolio.

                                                                  For the years ended December 31,
                                                      --------------------------------------------------------
                                                      1997         1996         1995          1994        1993
                                                      ----         ----         ----          ----        ----
Supplemental Data and Ratios:
   Net Assets, End of Year (000s omitted)           $2,119,300   $1,979,713   $1,941,082   $ 882,775    $789,479
   Ratios to Average Net Assets:
      Net Investment Income                            5.29%        5.14%        5.58%         3.93%       2.93%
      Expenses                                         0.20%        0.20%        0.20%         0.20%       0.20%
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust     0.00%+       0.00%+       0.01%         0.01%       0.01%

------------
+  Less than 0.01%.

                  See Notes to Financial Statements on Page 13

Treasury Money Portfolio

Notes to Financial Statements

Note 1--Organization and Significant Accounting Policies

A. Organization

The Treasury Money Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26,1990, as an unincorporated trust under the laws of New York, and commenced operations on July 23, 1990. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940 and represents the fair value of the Portfolio's investments.

C. Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Repurchase Agreements

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus all accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1997, this fee aggregated $1,022,474.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.15 of 1% of the Portfolio's average daily net assets. For the year ended December 31,1997, this fee aggregated $3,067,422.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
0.20 of 1% of the average daily net assets of the Portfolio. For the year ended December 31, 1997, expenses of the Portfolio have been reduced by $60,612.

Certain officers of the Portfolio are also directors, officers and/or employees of Edgewood Services, Inc. distributor of BT Institutional Funds. None of the officers so affiliated received compensation for services as officers of the Portfolio.

Treasury Money Portfolio

Report of Independent Accountants

To the Trustees and Holders of Beneficial Interest of the Treasury Money Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the Treasury Money Portfolio as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Money Portfolio as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


                                                        Coopers & Lybrand L.L.P.

Kansas City, Missouri
February 18, 1998

                      This page intentionally left blank.

BT INSTITUTIONAL FUNDS

INSTITUTIONAL TREASURY MONEY FUND




Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Distributor
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230-0897

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Independent Accountants
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO 64105

Counsel
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY 10022



                           -------------------------
For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 368-4031. This report must be preceded or accompanied by a current prospectus for the Fund.
                           -------------------------

                                                             Cusip # 055924203
                                                                     STA480200